Impairment testing of goodwill and intangible assets	12 Months Ended
Dec. 31, 2020
Impairment testing of goodwill and intangible assets
Impairment testing of goodwill and intangible assets

11.Impairment testing of goodwill and intangible assets

The Group identified the following significant CGU’s: Payment Services, SOVEST, Tochka, Rocketbank , QIWI Box and Flocktory. As of December 31, 2020 the Goodwill is allocated to two of the CGUs: Payment Services and Flocktory and intangible assets with indefinite useful life relates to four CGUs: Payment Services, SOVEST, Tochka and Rocketbank.

An analysis and movement of the net book value of goodwill and indefinite life licenses acquired through business combinations, as included in the intangible assets (Note 10), is as follows:

	Goodwill			Indefinite life
	Payment services	Rocketbank	Flocktory	license	Total
As of December 31, 2018	6,285	93	—	183	6,561
Addition	51	—	726	—	777
Impairment	—	(93)	—	—	(93)
As of December 31, 2019	6,336	—	726	183	7,245
Addition	22	—	—	—	22
As of December 31, 2020	6,358	—	726	183	7,267

The Group tests its goodwill and the intangible assets with an indefinite useful life annually.

Goodwill

For the purpose of goodwill impairment test of the Payment services CGU the Company estimated the recoverable amount as fair value less costs of disposal on the basis of quoted prices of the Company’s ordinary shares (Level 1). As a result of the annual impairment test the Group did not identify impairment of Goodwill allocated to Payment services CGU as of December 31, 2020, December 31, 2019 and December 31, 2018.

The recoverable amount of Flocktory CGU has been determined based on a value in use calculation (Level 3) using cash flow projections from financial budgets approved by senior management covering a five-year period (2021-2025). The pre-tax discount rate adjusted to risk specific applied to cash flow projections of Flocktory CGU is 22%. The growth rate applied to discounted terminal value projection in beyond the forecast period is 3.8%.

The calculation of value in use for this cash generating unit is sensitive to:

-	Compounded annual growth rate of the service market in which the unit operates;
-	Terminal growth rates used to extrapolate cash flows beyond the budget period;
-	Discount rates.

With regard to the assessment of recoverable amounts of Flocktory CGU, management believes that no reasonably possible change in any of key assumptions would cause the carrying value of the unit to materially exceed its recoverable amount.

As a result of annual impairment test the Group did not identify any impairment of Goodwill allocated to Flocktory CGU as of December 31, 2020.

During the year 2019, goodwill allocated to Rocketbank CGU was impaired in the amount of 93.

For the year ended December 31, 2018, the Group did not recognize any impairment of Goodwill.

Intangible assets with indefinite useful life

As of December 31, 2020, the carrying amount of intangible assets with an indefinite useful life (licenses for banking operations, which are expected to be renewed indefinitely) is recognized with a value of 183 (2019 - 183). Intangible assets with an indefinite useful life were recorded by the Group at the date of acquisition of QIWI Bank JSC.

For the purpose of the impairment test of the intangible assets with indefinite useful life, the Company estimated the recoverable amounts of the asset as fair value less costs of disposal on the basis of comparative method and cost approach (Level 2). Under the valuation using the comparative method the Group considered identical third-party’s transactions for acquisition of banks or bank organization that holds licenses identical to the Group’s ones. Under the valuation using the cost approach the Group considered outflows required to meet the requirements for a minimum amount of equity to be held by the bank or bank organization with licenses similar to the Group’s according to current legislation.

The key assumption used in fair value less cost of disposal calculations is expected outflows to acquire a license on the open market.

All the assumptions are determined using observable market data and publicly available information of the cash transactions of the third-parties.

The Group performed an annual impairment test of Qiwi Bank’s license as of December 31, 2020, December 31, 2019 and as of December 31, 2018, no impairment was identified. Reasonably possible changes in any valuation parameters would not result in impairment of intangible assets with indefinite useful life.

Intangible assets with definite useful life

For the purpose of the impairment test on other intangible assets the Company estimated the recoverable amounts as the higher of value in use or fair value less costs to sell of an individual asset or CGU the asset relates.

During the year 2020, immediately before the classification of SOVEST as discontinued operations, the recoverable amount was estimated for certain items of Intangible assets and impairment loss was identified and recognised in the amount of 68 to reduce the carrying amount of the assets in the disposal group to their fair values less cost to sell. This impairment of non-current assets was recognised in discontinued operations in the statement of profit or loss.  Management decisions to wind down other venture projects in 2020 resulted in additional recognition of impairment of non-current assets in the amount of 55.

For the year ended December 31, 2019, the Group recognised the impairment regarding the non-current assets in the amount of 201 for QIWI Box CGU and 498 for Rocketbank CGU.

For the year ended December 31, 2018, the Group did not recognize any significant impairment of non-current assets.